Chase Mid-Cap Growth Fund
Chase Mid-Cap Growth Fund
Investment Objective
The Mid-Cap Fund’s investment objective is to achieve capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Chase Mid-Cap Growth Fund	Class N	Institutional Class
Redemption Fees (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Chase Mid-Cap Growth Fund		Class N	Institutional Class
Management Fees		0.75%	0.75%
Other Expenses (includes Shareholder Servicing Plan Fees)	[1]	1.08%	0.94%
Shareholder Servicing Plan Fees		0.15%	none
Total Annual Fund Operating Expenses	[2]	1.83%	1.69%
Less: Fee Waiver	[3]	(0.50%)	(0.51%)
Total Annual Fund Operating Expenses After Fee Waiver		1.33%	1.18%
[1]	Effective April 1, 2016, the Mid-Cap Fund's shareholder servicing plan fee was reduced from 0.25% to 0.15%; therefore Other Expenses have been restated to reflect current fees.
[2]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses Including Interest Expense to Average Net Assets in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Mid-Cap Fund (including the higher shareholder servicing plan fee prior to April 1, 2016).
[3]	Chase Investment Counsel Corporation (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay Mid-Cap Fund expenses (excluding acquired fund fees and expenses ("AFFE"), leverage interest, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses for the Mid-Cap Fund Class N and Institutional Class shares to 1.33% and 1.18% of the Fund's average daily net assets, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least January 27, 2018, and may be terminated only by the Board of Trustees (the "Board") of Advisors Series Trust (the "Trust"). The Adviser may request recoupment of previously waived fees and expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
The Example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Chase Mid-Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class N	135	527	944	2,107
Institutional Class	120	483	870	1,955

Portfolio Turnover.
The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 89.68% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Mid-Cap Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of companies with medium market capitalizations (a “mid-cap company”).  This policy may only be changed upon sixty (60) days’ prior notice to shareholders.  The Adviser generally considers a mid-cap company to be one that has a market capitalization of between $1 billion and $20 billion.  Mid-cap company stocks that the Adviser purchases for the Fund typically have earnings growth in excess of 10% per year on a historical basis, have demonstrated consistency of earnings growth over time and are believed by the Adviser to be of higher quality than other mid-cap company stocks.  In addition, the Fund may invest a portion of its assets in non-U.S. issuers through the use of depositary receipts, such as American Depository Receipts (“ADRs”).  The Fund may also use a money market funds or exchange-traded funds (“ETFs”) for its cash position.

In buying and selling portfolio securities, the Adviser first screens companies for 10% or greater earnings growth over the last five years, consistency of earnings, and liquidity. The Adviser then applies a proprietary filter to find stocks with certain characteristics, such as earnings momentum and relative price performance, as well as a number of other fundamental and technical factors.  The Adviser then conducts traditional fundamental security analysis to identify the key drivers of growth for each candidate, assess the risks to the company, and determine the most attractive buys for the Mid-Cap Fund.  The Adviser continuously reviews prices and adjusts its price targets in response to changes in stock characteristics.  The existence of alternative securities that the Adviser considers to be more attractive is an added consideration in deciding whether to sell portfolio securities.

The Adviser expects that the Mid-Cap Fund’s investment strategy may often result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Investment Risks
Losing a portion or all of your investment is a risk of investing in the Mid-Cap Fund.  The following additional risks could affect the value of your investment:

•
General Market Risk  – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

•
Management Risk – The Mid-Cap Fund’s ability to achieve its investment objective depends on the Adviser’s ability to correctly identify economic trends and select stocks, particularly in volatile stock markets.

•	Market Risk – The value of stocks and other securities the Mid-Cap Fund holds or the overall stock market may decline over short or extended periods.

•
Medium-Sized Company Risk – A mid-cap company may be more vulnerable to adverse business or economic events than stocks of larger companies.  These stocks present greater risks than securities of larger, more diversified companies.

•
Depositary Receipt   Risk – Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Investments in foreign securities may involve financial, economic or political risks not ordinarily associated with the securities of U.S. issuers.  Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. When the Fund invests in depositary receipts as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the underlying foreign shares.

•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

The Mid-Cap Fund is intended for investors who:

•	Have a long-term investment horizon;

•	Want to diversify their investment portfolio by investing in a mutual fund that invests in securities of mid-cap companies; and/or

•	Are willing to accept the greater risks of investing in a portfolio with significant common stock holdings.

Performance
The following performance information provides some indication of the risks of investing in the Mid-Cap Fund and reflects the period for which the Adviser was retained as the Fund’s investment adviser (including a period during which the Fund was organized as a different mutual fund).  The bar chart shows the annual returns for the Fund’s Class N shares from year to year since retention of the Adviser.  The table shows how the Fund’s Class N and Institutional Class shares average annual returns for 1, 5, and 10 years and since retention of the Adviser compare with those of broad measures of market performance and an index that reflects the Lipper category applicable to the Fund.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.chaseinv.com or by calling the Fund toll-free at 1-888-861-7556.

Class N – Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the highest return for a calendar quarter was 14.26% (quarter ended 12/31/2010) and the lowest return for a calendar quarter was -25.32% (quarter ended 12/31/2008).

Average Annual Total Returns (for the periods ended December 31, 2016)
Average Annual Returns - Chase Mid-Cap Growth Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Since Inception	[2]	Average Annual Returns, Inception Date
Class N	Mid-Cap Fund, Class N Return Before Taxes	7.57%	[1]	11.45%	[1]	7.96%	[1]	8.96%	[1]	Sep. 01, 2002	[1]
Institutional Class	Mid-Cap Fund, Institutional Class Return Before Taxes	7.76%	[1]	11.70%	[1]	8.08%	[1]	9.04%	[1]	Feb. 02, 2012	[1]
After Taxes on Distributions | Class N	Mid-Cap Fund, Class N Return After Taxes on Distributions	3.74%	[1]	8.98%	[1]	6.70%	[1]	7.95%	[1]
After Taxes on Distributions and Sale of Fund Shares | Class N	Mid-Cap Fund, Class N Return After Taxes on Distributions and Sale of Fund Shares	7.52%	[1]	8.97%	[1]	6.41%	[1]	7.48%	[1]
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	7.33%		13.51%		7.83%		10.83%		Sep. 01, 2002
Lipper Mid-Cap Growth Funds Index (reflects no deduction for taxes)	Lipper Mid-Cap Growth Funds Index (reflects no deduction for taxes)	6.27%		11.94%		7.32%		9.64%		Sep. 01, 2002
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%		14.66%		6.95%		8.64%		Sep. 01, 2002
[1]	Class N incepted on September 1, 2002, and the Institutional Class incepted on February 2, 2012. Performance shown prior to the inception of the Institutional Class reflects the performance of Class N and includes expenses that are not applicable to and are higher than those of the Institutional Class.
[2]	Prior to September 1, 2002, the Predecessor Mid-Cap Fund was advised by a different investment adviser. Performance from January 1, 2001, the inception date of the Predecessor Mid-Cap Fund, to August 31, 2002, is not shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  After-tax returns are shown only for Class N; after-tax returns for the Institutional Class will vary to the extent it has different expenses.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.